Summary of significant accounting policies (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Office furniture and equipment Minimum	Dec. 31, 2013 Office furniture and equipment Maximum	Dec. 31, 2013 Office computer equipment	Dec. 31, 2013 Servers and network equipment	Dec. 31, 2013 Software	Dec. 31, 2013 Leasehold improvements Maximum
Convenience translation
Noon buying rate of US$1.00 to RMB	6.0537	6.0537
Short-term investments
Original maturities of time deposits	3 months	3 months	3 months
Funds receivable
Allowance for doubtful accounts	$ 0	0	0
Property and equipment, net
Estimated useful life				3 years	5 years	3 years	3 years	3 years	3 years